Accounts Receivable	6 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3 — ACCOUNTS RECEIVABLE

As of June 30, 2024 and December 31, 2024, accounts receivable consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Accounts receivable	144,670,083	149,920,975
Less: Allowance for credit losses	(14,315,654)	(14,607,614)
	130,354,429	135,313,361

For the six months ended December 31, 2023 and 2024, the movement of allowance against expected credit losses was as the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Opening balance	1,852,816	14,315,654
Adjustment of opening balance due to adoption of ASU 2016-13	8,821,129	—
Provision of expected credit losses	4,031,265	291,960
Writing off accounts receivable	(389,556)	—
Ending balance	14,315,654	14,607,614